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AXA Equitable Life Insurance Company

SUPPLEMENT DATED JUNE 8, 2009 TO THE JUNE 8, 2009 PROSPECTUSES FOR ACCUMULATOR(R), ACCUMULATOR(R) PLUS(SM), ACCUMULATOR(R) ELITE(SM) AND ACCUMULATOR(R) SELECT(SM)

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This Supplement updates certain information in the June 8, 2009 prospectus and statement of additional information for each of the products listed above (collectively, the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectuses.

The EQ/Oppenheimer Main Street Opportunity Portfolio and the EQ/Oppenheimer Main Street Small Cap Portfolio are not available. All references to the EQ/Oppenheimer Main Street Opportunity Portfolio and the EQ/Oppenheimer Main Street Small Cap Portfolio are deleted from the Prospectuses.

Please note that for the AXA Strategic Allocation Portfolios, "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts. See the prospectuses for the underlying portfolios in the Trust for more information.




















Accumulator(R) is issued by and is a registered service mark and Accumulator(R)
            Plus, Accumulator(R) Elite(SM) and Accumulator(R) Select
       are issued by and are service marks of AXA Equitable Life Insurance
                            Company (AXA Equitable).
 Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290
                             Avenue of the Americas,
                               New York, NY 10104.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

IM-09-60 (6/09)                                                  142505 (6/09)
9.0 Series NB                                                           x02694